UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.):    [   ] is a restatement.
                                           [   ] adds new holding
                                                 entries.

Institutional Investment Manager Filing this Report:

Name:       Nakoma Capital Management LLC
Address:    8040 Excelsior Drive   Suite 401
            Madison, WI  53717

Form 13F File No:      28-12855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robyn K. Rannow
Title:            Managing Director/CCO
Phone:            608-831-8814

/s/ Robyn K. Rannow      Madison, WI    February 10, 2009
---------------------  ---------------  ------------------
    (Signature)          (City/State)         (Date)


Report Type (Check only one.):

[ X ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            65

Form 13F Information Table Value Total:    $  100,851
                                          (in thousands)

List of Other Included Managers:                 None

                           FORM 13F INFORMATION TABLE

                         Nakoma Capital Management, LLC
                               December 31, 2008


                                                                                                              Voting Authority
                                                                Value   Shares or Sh/ Put/  Investment  Other ----------------
           Name of Issuer             Title of Class CUSIP     (x$1000)  Prn Amt  Prn Call  Discretion  Mgrs   Sole   Shrd None
-----------------------------------   -------------- -------- --------- --------- --- ---- ------------ ----  ------- ---- ----
Abbott Labs                           COM            002824100    3,683    69,000 SH  N/A  Sole         N/A    69,000 N/A  N/A
Abbott Labs                           COM            002824100      374     7,000 SH  N/A  Shared-Other N/A     7,000 N/A  N/A
ACE Ltd.                              SHS            H0023R105    2,218    41,900 SH  N/A  Sole         N/A    41,900 N/A  N/A
Activision Blizzard, Inc.             COM            00507V109    3,487   403,600 SH  N/A  Sole         N/A   403,600 N/A  N/A
Affiliated Managers Group Inc.        COM            008252108    1,163    27,750 SH  N/A  Sole         N/A    27,750 N/A  N/A
Affiliated Managers Group Inc.        COM            008252108      628    15,000 SH  N/A  Shared-Other N/A    15,000 N/A  N/A
AllianceBernstein Holding L.P.        UNIT LTD PARTN 01881G106      239    11,500 SH  N/A  Shared-Other N/A    11,500 N/A  N/A
American Apparel Inc.                 COM            023850100      818   410,900 SH  N/A  Sole         N/A   410,900 N/A  N/A
Amgen Inc.                            COM            031162100      317     5,500 SH  N/A  Shared-Other N/A     5,500 N/A  N/A
Annaly Capital Management Inc.        COM            035710409    3,244   204,400 SH  N/A  Sole         N/A   204,400 N/A  N/A
Apollo Group Inc.                     CL A           037604105    3,824    49,900 SH  N/A  Sole         N/A    49,900 N/A  N/A
Apollo Group Inc.                     CL A           037604105      153     2,000 SH  N/A  Shared-Other N/A     2,000 N/A  N/A
AT&T Inc.                             COM            00206R102      616    21,600 SH  N/A  Shared-Other N/A    21,600 N/A  N/A
Celgene Corp.                         COM            151020104    2,715    49,100 SH  N/A  Sole         N/A    49,100 N/A  N/A
Charles Schwab Corp.                  COM            808513105    1,926   119,100 SH  N/A  Sole         N/A   119,100 N/A  N/A
Chipotle Mexican Grill Inc.           CL A           169656105    1,494    24,100 SH  N/A  Sole         N/A    24,100 N/A  N/A
Cisco Systems Inc.                    COM            17275R102      407    25,000 SH  N/A  Shared-Other N/A    25,000 N/A  N/A
Comcast Corp.                         CL A           20030N101    3,209   190,100 SH  N/A  Sole         N/A   190,100 N/A  N/A
Costco Wholesale Corp.                COM            22160K105      604    11,500 SH  N/A  Shared-Other N/A    11,500 N/A  N/A
CVS Caremark Corp.                    COM            126650100    3,654   127,120 SH  N/A  Sole         N/A   127,120 N/A  N/A
CVS Caremark Corp.                    COM            126650100      690    24,000 SH  N/A  Shared-Other N/A    24,000 N/A  N/A
Dean Foods Co.                        COM            242370104    1,723    95,900 SH  N/A  Sole         N/A    95,900 N/A  N/A
Deutsche Bk AG London BRH             PS CRD OIL ETN 25154K809    5,170    35,400 SH  N/A  Sole         N/A    35,400 N/A  N/A
Entertainment Properties Trust        COM SH BEN INT 29380T105      140     4,700 SH  N/A  Shared-Other N/A     4,700 N/A  N/A
F5 Networks Inc.                      COM            315616102    2,747   120,200 SH  N/A  Sole         N/A   120,200 N/A  N/A
FedEx Corp.                           COM            31428X106      385     6,000 SH  N/A  Shared-Other N/A     6,000 N/A  N/A
Geo Group, Inc.                       COM            36159R103    2,160   119,800 SH  N/A  Sole         N/A   119,800 N/A  N/A
Goldman Sachs Group Inc.              COM            38141G104      169     2,000 SH  N/A  Shared-Other N/A     2,000 N/A  N/A
Guess Inc.                            COM            401617105      735    47,900 SH  N/A  Sole         N/A    47,900 N/A  N/A
Hawaiian Holdings Inc.                COM            419879101        1       200 SH  N/A  Sole         N/A       200 N/A  N/A
Hospitality Properties Trust          COM SH BEN INT 44106M102       74     5,000 SH  N/A  Shared-Other N/A     5,000 N/A  N/A
International Business Machines Corp. COM            459200101      699     8,300 SH  N/A  Shared-Other N/A     8,300 N/A  N/A
Johnson & Johnson                     COM            478160104      359     6,000 SH  N/A  Shared-Other N/A     6,000 N/A  N/A
Kinder Morgan Energy Partners L.P.    UT LTD PARTNER 494550106      137     3,000 SH  N/A  Shared-Other N/A     3,000 N/A  N/A
Kraft Foods Inc.                      CL A           50075N104    3,754   139,800 SH  N/A  Sole         N/A   139,800 N/A  N/A
LHC Group                             COM            50187A107    4,604   127,900 SH  N/A  Sole         N/A   127,900 N/A  N/A
Limited Brands Inc.                   COM            532716107      251    25,000 SH  N/A  Shared-Other N/A    25,000 N/A  N/A
Lockheed Martin Corp.                 COM            539830109      420     5,000 SH  N/A  Shared-Other N/A     5,000 N/A  N/A
Marsh & McLennan Cos.                 COM            571748102    1,655    68,200 SH  N/A  Sole         N/A    68,200 N/A  N/A
McDonald's Corp.                      COM            580135101      187     3,000 SH  N/A  Shared-Other N/A     3,000 N/A  N/A
Microsoft Corp.                       COM            594918104    1,952   100,400 SH  N/A  Sole         N/A   100,400 N/A  N/A
Mindray Medical International Lts.    SPON ADR       602675100    2,275   126,400 SH  N/A  Sole         N/A   126,400 N/A  N/A
NASDAQ OMX Group. Inc                 COM            631103108    3,255   131,700 SH  N/A  Sole         N/A   131,700 N/A  N/A
Nike Inc.                             CL B           654106103      408     8,000 SH  N/A  Shared-Other N/A     8,000 N/A  N/A
NuVasive Inc.                         COM            670704105    2,255    65,070 SH  N/A  Sole         N/A    65,070 N/A  N/A
NYSE Euronext                         COM            629491101      857    31,300 SH  N/A  Sole         N/A    31,300 N/A  N/A
Oracle Corp.                          COM            68389X105      638    36,000 SH  N/A  Shared-Other N/A    36,000 N/A  N/A
Peabody Energy Corp.                  COM            704549104      871    38,300 SH  N/A  Sole         N/A    38,300 N/A  N/A
Perfect World Co. Ltd.                SPON ADR REP B 71372U104    3,086   178,900 SH  N/A  Sole         N/A   178,900 N/A  N/A
Psychiatric Solutions Inc.            COM            74439H108    2,765    99,300 SH  N/A  Sole         N/A    99,300 N/A  N/A
QUALCOMM Inc.                         COM            747525103    3,440    96,000 SH  N/A  Sole         N/A    96,000 N/A  N/A
Schlumberger Ltd.                     COM            806857108      169     4,000 SH  N/A  Shared-Other N/A     4,000 N/A  N/A
Southwest Airlines Co.                COM            844741108      112    13,000 SH  N/A  Shared-Other N/A    13,000 N/A  N/A
Sovran Self Storage Inc.              COM            84610H108      162     4,500 SH  N/A  Shared-Other N/A     4,500 N/A  N/A
SPDR Gold Trust                       GOLD SHS       78463V107    2,820    32,600 SH  N/A  Sole         N/A    32,600 N/A  N/A
Synaptics Inc.                        COM            87157D109    1,722   104,000 SH  N/A  Sole         N/A   104,000 N/A  N/A
Thermo Fisher Scientific Inc.         COM            883556102    3,875   113,740 SH  N/A  Sole         N/A   113,740 N/A  N/A
Thermo Fisher Scientific Inc.         COM            883556102      184     5,400 SH  N/A  Shared-Other N/A     5,400 N/A  N/A
Transocean Inc.                       SHS            G90073100      284     6,000 SH  N/A  Shared-Other N/A     6,000 N/A  N/A
Travelers Cos. Inc.                   COM            89417E109    2,309    51,100 SH  N/A  Sole         N/A    51,100 N/A  N/A
Union Pacific Corp.                   COM            907818108      191     4,000 SH  N/A  Shared-Other N/A     4,000 N/A  N/A
United States Natural Gas Fund L.P.   UNIT           912318102    3,158   136,300 SH  N/A  Sole         N/A   136,300 N/A  N/A
Wal-Mart Stores Inc.                  COM            931142103    2,735    48,800 SH  N/A  Sole         N/A    48,800 N/A  N/A
Wal-Mart Stores Inc.                  COM            931142103      252     4,500 SH  N/A  Shared-Other N/A     4,500 N/A  N/A
Walt Disney Co.                       COM DISNEY     254687106      243    10,700 SH  N/A  Shared-Other N/A    10,700 N/A  N/A
REPORT SUMMARY                        65                        100,851